Gain on Disposal of Subsidiaries and Other Assets, Net - consideration for financial performance (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Feb. 28, 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value loss on contingent consideration	$ (805)	$ 0
Direct Marketing Payment Processing Business Line [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent consideration receivable earned	4,005		$ 4,810	$ 50,000
Fair value loss on contingent consideration	$ 805